DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2018
DERIVATIVE INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 4:-	DERIVATIVE INSTRUMENTS

The Company accounts for derivatives and hedging based on ASC 815, “Derivatives and Hedging.”

The Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses as well as other expenses denominated in NIS. As of June 30, 2018, there are no outstanding forward contracts. As of December 31, 2017, the Company had outstanding forward contracts in the notional amount of $ 177. These contracts hedge NIS denominated cash flows, for a period of half a month ended January 12, 2018. The Company measured the fair value of the contracts in accordance with ASC 820 (classified as level 2).

These contracts met the requirement for cash flow hedge accounting and as such for the six-month periods ended June 30, 2018 and 2017 the Company recorded total realized gains of $ 20 and $ 158, respectively, under operating expenses.

As of June 30, 2018, and December 31, 2017, an unrealized gain in the amount of $ 0 and $ 17, respectively, related to outstanding forward contracts at such dates were recognized under other comprehensive loss.